Other Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2018
Other Non-current Assets
Schedule of other non-current assets

Other non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2018	December 31, 2017
Available for sale securities:
ZIM notes, net	$24,760	$21,093
HMM notes, net	14,327	13,509
Equity participation ZIM	—	—
Other assets	19,837	14,864

Total	$58,924	$49,466

Schedule of available for sale securities at fair value and unrealized losses

The unrealized losses, which were recognized in other comprehensive loss, are analyzed as follows as of June 30, 2018 (in thousands):

Description of securities	Amortized cost basis	Fair value	Unrealized loss on available for sale securities
ZIM notes	$43,500	$24,760	$(18,740)
HMM notes	19,685	14,327	(5,358)

Total	$63,185	$39,087	$(24,098)

Schedule of unrealized loss on available for sale securities

The unrealized losses, which were recognized in other comprehensive loss, are analyzed as follows as of June 30, 2018 (in thousands):

Unrealized loss on available for sale securities
Beginning balance as of January 1, 2018	$(26,607)
Unrealized gain on available for sale securities	2,509

Ending balance as of June 30, 2018	$(24,098)